Capital stock	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Capital stock

Note 15 - Capital stock:

On January 29, 2024, the Board’s Resolutions meeting agreed a 3-for-1 split of its common shares that was affected immediately prior to the completion of the IPO, resulting in a retrospective adjustment to the Class A, B, C, D and E common shares, increasing their number of shares.

In addition, in January 2024 there was a reorganization of the existing shares into Class A, B and C shares, each of which occurred immediately prior to the completion of the IPO.

As of December 31, 2023 and September 30, 2024, the capital stock was comprised as follows (considering the 3-for-1 split occurred in 2024):

	Number of shares		Capital Stock
As of December 31, 2023	84,150,261	(1)	Ps.	471,282
As of September 30, 2024	112,200,752	(2)	Ps.	8,283,347

(1)
As of December 31, 2023, the number of common shares without considering the 3-for-1 share split was 28,050,087.
(2)
As of September 30, 2024, the shares have been redesigned into Class A, B and C. Additionally, 28,050,491 Class A shares were issued at the IPO on February 13, 2024.

The number of shares outstanding, considering the 3-for-1 share split, and the total value for each class as of September 30, 2024, and December 31, 2023 are as follows:

	Class A	Class B	Class C	Class D	Class E	Total
As of December 31, 2023	12,000,000	33,075,000	—	25,714,284	13,360,977	84,150,261
Share reorganization	(1,340,814)	(27,875,000)	68,291,075	(25,714,284)	(13,360,977)	—
Issued shares at the IPO	28,050,491	—	—	—	—	28,050,491
As of September 30, 2024	38,709,677	5,200,000	68,291,075	—	—	112,200,752

	As of September 30,			As of December 31,
	2024			2023
Description	Number of shares	Total value		Number of shares	Total value
Class A (1)	38,709,677	Ps.	7,812,065	12,000,000	Ps.	—
Class B (2)	5,200,000		19,569	33,075,000		124,470
Class C (3)	68,291,075		451,713	—		—
Class D (3)	—		—	25,714,284		163,904
Class E (4)	—		—	13,360,977		182,908
Total	112,200,752	Ps.	8,283,347	84,150,261	Ps.	471,282

(1)
Class A: As of December 31, 2023, Class A shares have voting rights and drag-along rights. In addition, following the reorganization in January 2024, as of September 30, 2024, Class A shares have the same liquidation preferences as Class B and C shares.

As a result of completing the Company’s IPO at a public offering price of US$17.50 per share, the total value of the Class A common shares is comprised as follows:

	Total value
Value Class A Common Shares as of January 1, 2024	Ps.	—
Proceeds from the IPO		8,386,992
Underwriting fees and incremental and direct costs		(574,927)
Value Class A Common Shares as of September 30, 2024	Ps.	7,812,065

(2)
Class B: As of December 31, 2023, Class B Shares have voting rights, drag-along rights, and liquidation preference in case of bankruptcy. However, following the reorganization in January 2024, as of September 30, 2024, Class B shares have the same liquidation preferences as Class A and C shares, and have certain conversion rights into one Class A common share.
(3)
Class C: As of December 31, 2023, there were 15,000,000 unissued reserved shares to cover issuances of options under the Plan. On February 8, 2024, these shares held in reserve were converted into Class C common shares which are entitled to voting rights. Each Class C share, when transferred to a buyer that is not Class C holder will convert into one Class A common share. The Class C shares are subject to certain transfer restrictions, after these transfer restrictions are terminated the Class C shares will automatically convert into Class A shares.
(3)
Class D: As of December 31, 2023, Class D shares have voting rights and liquidation preference in case of bankruptcy. As of September 30, 2024, Class D were reclassified into Class A, B and C shares.
(4)
Class E: As of December 31, 2023, Class E shares have voting rights and liquidation preference in case of bankruptcy. As of September 30, 2024, Class E were reclassified into Class A, B and C shares.